64585  09/00

Prospectus Supplement
dated September 12, 2000 to:
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Putnam Classic Equity Fund
Prospectuses dated March 30, 2000 as revised May 15, 2000

In the section entitled "Who manages the fund?" the second paragraph is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

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Manager                 Since  Experience
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Deborah Kuenstner       2000   March 1997 -- Present   Putnam Management
Managing Director              Prior to March 1997     Senior Portfolio
                                                       Manager at DuPont
                                                       Pension Fund Investment
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Coleman N. Lannum, III  2000   August 1997 -- Present  Putnam Management
Senior Vice President          Prior to August 1997    Director of Investor
                                                       Relations, Mallinckrodt,
                                                       Inc.
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